Restatement of Previously Issued Consolidated Financial Statements - Schedule of Unaudited Condensed Consolidated Statements of Cash Flows (Details)	6 Months Ended
Dec. 31, 2023 MYR (RM)
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	RM (62,792,784)
Adjustments for:
Amortisation of intangible assets	26,719,984
Depreciation of property, plant and equipment	35,152,128
Depreciation of right-of-use asset	62,286
Interest expense of lease liability	5,916
Interest income	(829,121)
Loss on disposal of subsidiaries	305,818
Unrealised exchange loss	10,326
Waiver of debts	(175,283)
Operating loss before changes in working capital	(1,540,730)
Trade receivables	101,383,409
Other receivables, deposit and prepayments	(10,603,286)
Trade payables	(6,484,641)
Other payables and accruals	(3,502,914)
Cash generated from operations	79,251,838
Interest received	829,121
Income tax paid	(24,300)
Net cash generated from operating activities	80,056,659
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(30,000,000)
Maturity of deposit	1,180,439
Proceed from disposal of subsidiaries	(213,504)
Proceed from redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary	(1,000)
Net cash used in investing activities	(29,034,065)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividend paid to non-controlling interest	(6,000,000)
Payment of lease liability	(66,000)
Repayment to holding company	(21,500,000)
Repayment to related companies	(27,900,000)
Net cash used in financing activities	(55,466,000)
Net decrease in cash and cash equivalents	(4,443,406)
Effect of exchange rate changes	3,070,107
Cash and cash equivalents (excluding deposits with a licensed bank) at beginning of the period	31,453,867
Cash and cash equivalents (excluding deposits with a licensed bank) at end of the period	30,080,568
Revision of Prior Period, Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	32,331,279
Adjustments for:
Amortisation of intangible assets	(13,593,164)
Depreciation of property, plant and equipment	(24,738,115)
Depreciation of right-of-use asset
Interest expense of lease liability
Interest income
Loss on disposal of subsidiaries
Unrealised exchange loss
Waiver of debts
Trade receivables
Other receivables, deposit and prepayments
Trade payables
Other payables and accruals
Interest received
Income tax paid
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment
Maturity of deposit
Proceed from disposal of subsidiaries
Proceed from redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary
CASH FLOWS FROM FINANCING ACTIVITIES
Dividend paid to non-controlling interest	6,000,000
Payment of lease liability
Repayment to holding company
Repayment to related companies
Net decrease in cash and cash equivalents
Effect of exchange rate changes
Cash and cash equivalents (excluding deposits with a licensed bank) at beginning of the period
Cash and cash equivalents (excluding deposits with a licensed bank) at end of the period
Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	(30,461,505)
Adjustments for:
Amortisation of intangible assets	13,126,820
Depreciation of property, plant and equipment	10,414,013
Depreciation of right-of-use asset	62,286
Interest expense of lease liability	5,916
Interest income	(829,121)
Loss on disposal of subsidiaries	305,818
Unrealised exchange loss	10,326
Waiver of debts	(175,283)
Operating loss before changes in working capital	(7,540,730)
Trade receivables	101,383,409
Other receivables, deposit and prepayments	(10,603,286)
Trade payables	(6,484,641)
Other payables and accruals	(3,502,914)
Cash generated from operations	73,251,838
Interest received	829,121
Income tax paid	(24,300)
Net cash generated from operating activities	74,056,659
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(30,000,000)
Maturity of deposit	1,180,439
Proceed from disposal of subsidiaries	(213,504)
Proceed from redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary	(1,000)
Net cash used in investing activities	(29,034,065)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividend paid to non-controlling interest
Payment of lease liability	(66,000)
Repayment to holding company	(21,500,000)
Repayment to related companies	(27,900,000)
Net cash used in financing activities	(49,466,000)
Net decrease in cash and cash equivalents	(4,443,406)
Effect of exchange rate changes	3,070,107
Cash and cash equivalents (excluding deposits with a licensed bank) at beginning of the period	31,453,867
Cash and cash equivalents (excluding deposits with a licensed bank) at end of the period	RM 30,080,568